INCOME TAXES (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Valuation allowance, begining	$ 6,768
Increase	2,491
Valuation allowance, ending	$ 9,259